Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

NADL revolving credit facility
On January 31, 2017, the Company provided a $25 million revolving credit facility to North Atlantic Drilling, maturing March 31, 2017. On March 15, 2017, the maturity was extended until April 30, 2017. On April 25, 2017, the revolving credit facility was increased to $50 million and extended to June 30, 2017.

West Mira
On March 13, 2017, the Company reached settlement with Hyundai Samho Heavy Industries Co Ltd. with regard to the West Mira, and the Company received a cash payment of $170 million, representing the yard installment receivable excluding any additional accrued interest. This payment was received on March 14, 2017. For further information please see Note 5 – (Loss)/gain on disposals.

Amendments to our secured credit facilities
On April 4, 2017, the Company executed extensions to its covenant amendments and waivers contained within its secured credit facilities, which among other things, amend the equity ratio, leverage ratio, minimum-value-clauses, and minimum liquidity requirements, expiring on June 30, 2017 to September 30, 2017. In addition the maturity dates of the $450 million senior secured credit facility, related to the West Eminence, the $400 million senior secured credit facility, and the $2,000 million senior secured credit facility for our consolidated subsidiary, NADL, have been amended to August 15, 2017, August 31, 2017 and September 14, 2017 respectively. Please see “Note 23. Long-term debt—Covenants contained within our debt facilities” for more information.

Contract award and extension for the West Elara and West Linus
On April 11, 2017, NADL, announced the contract award and extension for the jack-ups West Elara and West Linus respectively, with ConocoPhillips Skandinavia AS ("ConocoPhillips") for work in the Greater Ekofisk Area. The contracts are for a period of 10 years and the total additional backlog for the new contract awards is estimated at $1.4 billion, excluding performance bonuses. As part of the agreement, the Company has agreed to a dayrate adjustment on the existing West Linus contract effective from April 2017, resulting in an approximate $58 million reduction in current backlog. The new West Elara contract is expected to commence in October 2017 and includes a period of fixed dayrates until March 2020 and contributes approximately $160 million of contract backlog. A market indexed rate is applicable thereafter until October 2027, which the Company believes will contribute an estimated $530 million of contract backlog. The contract on West Linus has been extended from May 2019 until the end of 2028 at a market indexed dayrate, which the Company believes will contribute an estimated $706 million of contract backlog. The backlog estimate indicated for the market indexed rate period for each rig is based on the third party dayrate assumptions and includes an agreed percentage discount. The estimates are subject to change based on market conditions. The awards are subject to ConocoPhillips receiving partner approvals for the contracts.

Sevan Developer
On April 27, 2017, the final delivery deferral agreement for the Sevan Developer was deferred to May 31, 2017 to finalize negotiations. If an agreement cannot be reached, the remaining installment of $26.3 million will be refunded.

Archer refinancing and guarantees
On April 25, 2017, as part of the Company's restructuring plans, we have signed and closed an agreement with Archer and its lenders to extinguish approximately $253 million in financial guarantees provided by us in exchange for a cash payment of approximately $25 million. As part of Archer’s restructuring plans we have also agreed to convert $146 million outstanding in subordinated loans, fees, and interest provided to Archer into a $45 million subordinated convertible loan. The subordinated convertible loan will bear interest of 5.5%, matures in December 2021 and have a conversion right into equity of Archer Limited in 2021 based on a strike price of US$2.083 per share (subject to appropriate adjustment mechanics), which is approximately 75% above the subscription price in Archer’s private placement on February 28, 2017.